Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Loss Per Share [Abstract]
Schedule of earnings per share

	Three months ended			Nine months ended
	September 30, 2018	September 30, 2017		September 30, 2018	September 30, 2017
Loss attributable to owners of the Company	(2,980,517)	(6,012,481)		(7,805,535)	(19,823,881)
Weighted average number of shares outstanding	20,944,590	4,432,970		10,987,582	4,260,176
Basic and diluted loss per share	(0.14)	(1.36	)*	(0.71)	(4.65	)*

*	The basic and diluted loss per share for the three and nine months ended September 30, 2017 is revised to reflect the reverse-split ratio of 10 to 1 following the Merger on March 13, 2018.

	December 31, 2017	December 31, 2016	December 31, 2015
Loss attributable to owners of the Company	(24,409,474)	(30,662,251)	(29,705,063)
Weighted average number of shares outstanding	43,741,870	34,329,280	32,299,166
Basic and diluted loss per share	(0.56)	(0.89)	(0.92)